Segment and Geographic Information	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
Our business is conducted in a single operating segment. Our chief operating decision maker (CODM), who is also our chief executive officer, reviews a single set of operating results and financial information of the entire organization, exclusive of Starcapital a divested operation discussed further below, in order to make decisions about allocating resources and assessing performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a company incorporated in Cyprus and owned by certain former non-executive management of Velti (Starcapital). Following completion of the sale of assets to Starcapital, we will continue to consolidate Starcapital because it is considered a variable interest entity, or VIE, and we are considered the primary beneficiary (see Note 8). Notwithstanding this characterization, Starcapital engages in a business activity separate from our business, and its operating and financial results are reviewed by Starcapital's chief executive officer and not by us. As a result, Starcapital is considered an operating segment, separate from our operating segment.
Starcapital's and our operating segments have similar economic characteristics and are expected to exhibit similar long-term financial performance. We are continuing to offer certain products and services that are substantially identical to products and services offered by Starcapital, a portion of our customer base overlaps with the Starcapital customer base, each company delivers its products and services to its customers in a similar manner, and each company is subject to similar regulatory requirements. As a result, our and Starcapital's operating segments have been aggregated into one reportable segment.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

Revenue	Three Months Ended March 31,
	2013		2012
	(in thousands, except percentages)
Europe:
Western Europe	$14,938	36.4%	$18,310	35.4%
All other European countries	4,761	11.6%	12,967	25.0%
Total Europe	19,699	48.0%	31,277	60.4%
Americas	11,848	28.9%	13,321	25.7%
Asia/Africa	9,460	23.1%	7,195	13.9%
Total revenue	$41,007	100.0%	$51,793	100.0%

The vast majority of our long-lived assets are located in Europe, primarily the U.K. and Greece. Long-lived assets consist of property and equipment, net of related accumulated depreciation.